Benefit Plans And Obligations For Termination Indemnity (Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 918,209	$ 925,743
Benefit obligation related to acquired companies and deconsolidation of a subsidiary		3,238
Service cost	7,598	14,926	$ 13,035
Interest cost	16,800	15,741	16,626
Exchange rate differences	(47,181)	14,622
Actuarial (gain) losses	(191,292)	(20,875)
Benefits paid	34,260	35,186
Benefit obligation at end of year	646,023	918,209	925,743
Defined Benefit Plan, Benefit Obligation, Divestiture	(23,851)
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of Plans assets at beginning of year	348,804	319,162
Benefit assets related to acquired companies	0	4,003
Actual return on Plans' assets (net of expenses)	(55,441)	39,355
Employer contribution	1,057	248
Benefits paid	14,195	13,964
Fair value of Plans' assets at end of year	280,225	348,804	319,162
Funded status	(365,798)	(569,405)
Unrecognized net actuarial loss	(20,910)	116,784
Accrued benefit liability, current	(39,478)	(83,283)
Accrued benefit liability, non-current	(326,320)	(486,122)
Accumulated other comprehensive income (loss), pre-tax	(20,910)	116,784
Net amount recognized	(386,708)	(452,621)
Retiree Medical Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	1,597	1,572
Service cost	149	156
Interest cost	38	30
Actuarial (gain) losses	(880)	(124)
Employee contribution	11	12
Benefits paid	48	49
Benefit obligation at end of year	867	1,597	$ 1,572
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of Plans assets at beginning of year	0
Employer contribution	37	37
Employee contribution	11	12
Benefits paid	48	49
Fair value of Plans' assets at end of year	0	0
Funded status	(867)	(1,597)
Unrecognized net actuarial loss	(2,073)	(1,301)
Accrued benefit liability, current	(137)	(137)
Accrued benefit liability, non-current	(730)	(1,459)
Accumulated other comprehensive income (loss), pre-tax	(2,073)	(1,302)
Net amount recognized	$ (2,940)	$ (2,898)